Shareholders' Equity (Stock Options Granted in 2015, 2016 and 2017) (Narrative) (Details) - $ / shares		1 Months Ended			12 Months Ended
	Jun. 08, 2016	Apr. 30, 2018	Jan. 30, 2017	Jul. 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options					$ 36.11	$ 39.62	$ 29.34
Share Option Plan 2013 [Member] | 39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		137,010	119,925
Exercise price of options		$ 36.11	$ 39.62
Expiration date		Apr. 30, 2026	Jan. 30, 2025
Closing price to determine expiration date		$ 18.06	$ 19.81
Share Option Plan 2013 [Member] | 28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	93,660
Exercise price of options	$ 28.38
Expiration date	Jun. 08, 2024
Closing price to determine expiration date	$ 14.19
Share Option Plan 2013 [Member] | $26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				89,907
Exercise price of options				$ 26.91
Expiration date				Jul. 28, 2023
Closing price to determine expiration date				$ 13.46

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 12E. Regarding the grant of 22,795 options, see Note 3B.